Loans and advances to customers - Schedule of changes in the impairment losses for loans and advances to customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 163,853	€ 176,554
Financial assets at end of period	193,716	163,853	€ 176,554
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	972,682	916,199
Financial assets at end of period	1,036,004	972,682	916,199
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	995,646	939,794
Financial assets at end of period	1,058,688	995,646	939,794
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net additions	13,060	9,390	10,577
Written-off assets	(12,235)	(9,089)	(8,930)
Changes in the scope of consolidation	0	0	(39)
Exchange differences and other	418	529	(3,336)
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	31,645	30,815	32,543
Financial assets at end of period	€ 32,888	€ 31,645	€ 30,815